CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 489.2	$ 652.0
Short-term deposits with initial maturities of three months or less	174.9	0.0
Cash and cash equivalents	$ 664.1	$ 652.0	$ 481.0